Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Comprehensive Income [Abstract]
Net income	$ 315	$ 1,274	$ 528
Other comprehensive income (loss), net of tax:
Reclassification to earnings of gains and losses on derivative instruments accounted for as cash flow hedges	(4)	(17)	(19)
Change in value of derivative instruments accounted for as cash flow hedges	(1)	12	7
Change in value of available-for-sale securities	2	0	(1)
Actuarial gain (loss) relating to pension and other postretirement benefits	66	(10)	0
Foreign currency translation adjustment	(1)	0	0
Change in other comprehensive income from equity investments	17	(9)	0
Other comprehensive income (loss), net of tax, total	79	(24)	(13)
Comprehensive income	394	1,250	515
Less: Comprehensive income attributable to noncontrolling interest	181	959	209
Comprehensive income attributable to partners	$ 213	$ 291	$ 306